ACCOUNTS AND NOTES RECEIVABLE, NET	12 Months Ended
Dec. 31, 2022
ACCOUNTS AND NOTES RECEIVABLE, NET
ACCOUNTS AND NOTES RECEIVABLE, NET

6.ACCOUNTS AND NOTES RECEIVABLE, NET

Accounts and notes receivable, net, consists of the following:

	As at December 31
	2021	2022	2022
	RMB	RMB	US$
Accounts receivable	1,046,060	950,666	137,838
Notes receivable	9,164	4,614	669
Allowance for credit losses	(227,593)	(263,956)	(38,270)
Accounts and notes receivable, net	827,631	691,324	100,237

The movements in the allowance for credit losses were as follows:

	As at December 31
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
Balance at beginning of the year	(70,861)	(204,124)	(227,593)	(32,998)
Adoption of ASU 2016-13	(35,752)	—	—	—
Additions	(108,151)	(31,291)	(43,295)	(6,277)
Write-offs	10,640	7,822	6,932	1,005
Balance at end of the year	(204,124)	(227,593)	(263,956)	(38,270)

As of December 31, 2021 and 2022, the Company derecognized notes receivable transferred to a bank but not yet due of RMB 163,000 and nil, respectively.

The maximum exposure to loss from the Company’s continuing involvement in the derecognized notes receivable and the undiscounted cash flows to repurchase these derecognized notes receivable is equal to their carrying amounts. The fair values of the Company’s continuing involvement in the derecognized notes receivable are not significant.

For the years ended December 31, 2020, 2021 and 2022, the Company has not recognized any gain or loss on the date of transfer of the derecognized notes receivable. No gains or losses were recognized from the continuing involvement, both during the year or cumulatively. The endorsement has been made evenly throughout the year.